Acquisitions (Amounts Allocated To Intangible Assets, The Amortization Period And Goodwill) (Details) (USD $)			12 Months Ended
	Dec. 30, 2011	Dec. 31, 2011 National Beef [Member]	Dec. 31, 2011 Customer Relationships [Member] National Beef [Member] Y	Dec. 31, 2011 Tradenames [Member] National Beef [Member] Y	Dec. 31, 2011 Cattle Supply Contracts [Member] National Beef [Member] Y	Dec. 31, 2011 Other Intangibles [Member] National Beef [Member] Y
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, amortizable intangible assets		$ 809,569,000	$ 405,180,000	$ 260,059,000	$ 143,500,000	$ 830,000
Goodwill		8,915,000
Total	$ 818,484,000	$ 818,484,000
Amortization Years			18	20	15	10